MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 2 securities:
Marketable securities		$ 21,652	$ 40,966	$ 56,662
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		4,192	2,499
Canada government bonds [Member]
Level 2 securities:
Marketable securities			999
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		2,006	3,521
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 15,454	$ 33,947

[1]	Investments in Corporate bonds rated A or higher.